Credit Facility	9 Months Ended
Sep. 23, 2012
Line of Credit Facility [Abstract]
CREDIT FACILITY
CREDIT FACILITIES
Former Debt Facility
On March 1, 2007, the Company entered into a Credit and Guaranty Agreement (the “RBS Agreement”) with the Royal Bank of Scotland (“RBS”), which included a term loan, a revolving line of credit, and a letter of credit facility. Substantially all of the Company’s assets were pledged as collateral under the RBS Agreement.
The RBS Agreement provided for a $10,000,000 Maximum Revolving Advance and $120,000,000 of term debt and was set to expire on March 1, 2012, when the debt was to be paid in full.
On March 23, 2009, the RBS Agreement was amended adding a minimum liquidity covenant, changing the pricing of the term and revolver loan, adjusting the existing covenant ratios, requiring a $10,000,000 equity contribution and an additional term loan payment of $5,000,000 in March 2009.
On October 29, 2010, the RBS Agreement was modified, reducing the number of participating lenders and amending certain loan terms, and converted to the current debt facility.
Former Revolving Credit Line
Advances under the former revolving credit line bore interest at the market LIBOR rate plus 450 basis points (4.50%) at December 31, 2009. The interest rate adjusted at the maturity of each LIBOR period and advances were limited to $10,000,000. The RBS Agreement also provided for the payment of a commitment fee on the unused portion of the facility equal to 0.50% at December 31, 2009. The fee on the unused portion amounted to $29,000 and $3,000 for the years ended December 31, 2010 and 2009, respectively.
Current Debt Facility
On October 29, 2010, pursuant to the conversion from the RBS Agreement, the Company entered into a Credit and Guaranty Agreement (the “Wells Fargo Agreement”) with Wells Fargo Bank (“Wells Fargo”), which includes a term loan, a revolving line of credit, and a letter of credit facility. Substantially all of the Company’s assets are pledged as collateral under the Wells Fargo Agreement.
The Wells Fargo Agreement provides for a $10,000,000 Maximum Revolving Advance and $77,500,000 of term debt and expires on December 31, 2014, when the debt is to be paid in full.
The Company reviewed the terms of the Wells Fargo Agreement and is satisfied that all conditions have been met to treat the transaction as a debt modification, which requires the Company to expense third-party fees and add the related fees paid to Wells Fargo to the existing deferred financing costs. The Wells Fargo Agreement changed the banks participating in the credit facility, the pricing of the term and revolver loan, adjusted the existing covenant ratios, and extended the maturity date.
Current Revolving Credit Line
Advances under the current revolving credit line bear interest at the market LIBOR rate (0.58% and 0.33%) plus 175 and 250 basis points (1.75% and 2.50%) at December 31, 2011 and 2010, respectively. The interest rate adjusts at the maturity of each LIBOR period and advances are limited to $10,000,000. The Wells Fargo Agreement also provides for the payment of a commitment fee on the unused portion of the facility equal to 0.38% and 0.50% at December 31, 2011 and 2010, respectively. The Company had no borrowings under its revolving credit line as of December 31, 2011. However, the Company had utilized $250,000 under the facility as of December 31, 2011 for letters of credit and accordingly the unused portion was $9,750,000 and $10,000,000 as of December 31, 2011 and 2010, respectively. The fee on the unused portion of the facility was $45,000 and $9,000 for the years ended December 31, 2011 and 2010, respectively.
Debt Covenants
The Agreements contain covenants that require maintenance of certain financial ratios, require payment of all usual and customary payables, restrict, by means of a threshold, the Company’s capital expenditures, lease arrangements and the ability to make loans to third parties, and require timely submission of audited financial statements. The Company was in compliance in all material respects with all above bank covenants as of December 31, 2011 and 2010.
Long-Term Debt
Long-term debt at December 31 consisted of the following:

	At December 31,
	2011	2010
	(In thousands)
Term Loan
Wells Fargo Agreement: Payable in escalating quarterly payments commencing December 31, 2010, including interest at a LIBOR rate (0.58% and 0.31% at December 31, 2011 and 2010, respectively) plus 1.75% and 2.50% at December 31, 2011 and 2010, respectively, due on December 31, 2014.	$64,000	$76,000
	64,000	76,000
Less amount due within one year	12,000	12,000
	$52,000	$64,000

As of December 31, 2011, annual maturities of the term loan payable were as follows:

Year Ending December 31,
(In thousands)
2012	$12,000
2013	16,000
2014	36,000
$64,000
CREDIT FACILITY

Amended and Restated Credit Facility
In connection with the IPO, on April 4, 2012, Tumi, Inc. and Tumi Stores, Inc. (the “Borrowers”) entered into an amended and restated credit facility (the “Amended Credit Facility”), with Wells Fargo Bank National Association (“Wells Fargo”) as lender and collateral agent.
On April 4, 2012, the Company’s then-current term loan facility had $60,000,000 outstanding. Based on the Company’s calculated leverage ratio at the time, the facility bore interest at either the market LIBOR rate plus 175 basis points or the prime rate plus 75 basis points. The Company’s revolving credit facility had no balance outstanding on its total capacity of $10,000,000. However, the Company had utilized $250,000 under the revolving facility for letters of credit.
The Amended Credit Facility consolidated the term loan facility and the revolving credit facility provided in the Company’s former credit facility into a single $70 million senior secured revolving credit facility with Wells Fargo as the sole lender, and extends the maturity of the facility until April 4, 2017. The Amended Credit Facility includes a letter of credit sublimit not to exceed the undrawn amount of the revolving commitments.
Borrowings under the Amended Credit Facility bear interest at a per annum rate equal to, at the Borrowers’ option, the one, two, three or six month (or such other period as Wells Fargo may agree) LIBOR rate plus a margin of 1.00% or 1.25%, or a base rate (the greater of (i) Wells Fargo’s prime rate in effect on such day and (ii) the federal funds rate plus 1/2 of 1.00%) plus a margin of zero or 0.25%. The Borrowers are required to pay an undrawn commitment fee equal to 0.15% or 0.20% of the undrawn portion of the commitments under the Amended Credit Facility, as well as customary letter of credit fees. The margin added to LIBOR, or the base rate, as well as the amount of the commitment fee, depends on Tumi, Inc.’s leverage at the time. Interest is payable monthly, bi-monthly or quarterly on LIBOR rate loans depending on the interest period for each LIBOR rate loan, or quarterly on base rate loans.
As of September 23, 2012, the Company had $52,000,000 outstanding under the Amended Credit Facility. As of September 23, 2012, the facility bore interest at the market LIBOR rate (0.23%) plus 100 basis points. Letters of credit outstanding at September 23, 2012 totaled $286,000 under the facility and, accordingly, the unused portion of the facility was $17,714,000.
All obligations under the Amended Credit Facility are required to be guaranteed by each of the Borrowers’ material domestic subsidiaries, subject to certain exclusions. The obligations under the Amended Credit Facility are secured by substantially all of the Borrowers’ assets and, if applicable, those of the Borrowers’ subsidiary guarantors. Currently the Borrowers do not have any subsidiary guarantors.
The Amended Credit Facility contains customary events of default, including, but not limited to, payment defaults, breaches of representations and warranties, covenant defaults, cross-defaults under material debt, certain events of bankruptcy and insolvency, defaults based on certain judgments, failure of any material provision of any loan document to be in full force and effect, change of control, and certain ERISA defaults. If an event of default were to occur and continue, amounts due under the Amended Credit Facility could be accelerated and the commitments to extend credit thereunder terminated, and the rights and remedies of Wells Fargo under the Amended Credit Facility available under the applicable loan documents could be exercised, including rights with respect to the collateral securing the obligations under the Amended Credit Facility.
The Company reviewed the terms of the Amended Credit Facility and is satisfied that all conditions have been met, pursuant to the FASB’s guidance, to treat the transaction as a debt modification, which requires the Company to expense third party fees and add the related fees paid to Wells Fargo to the existing debt issuance costs.
Debt Covenants
The Amended Credit Facility contains customary covenants, including, but not limited to, limitations on the ability of the Borrowers and their subsidiaries to incur additional debt and liens, dispose of assets, and make certain investments and restricted payments, including the prepayment of certain debt and cash dividends. In addition, the Amended Credit Facility contains financial covenants requiring that the Borrowers maintain (a) a minimum ratio of consolidated adjusted EBITDA to consolidated cash interest expense (as such terms are defined in the Amended Credit Facility) of not less than 4.00 to 1.00 and (b) a maximum ratio of consolidated total debt to consolidated adjusted EBITDA of no greater than 2.25 to 1.00. The Company was in compliance in all material respects with all such covenants as of September 23, 2012.